Consolidated Statements of Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue
Vessel revenue	$ 346,635	$ 298,241
Operating expenses
Vessel operating costs	(138,152)	(139,904)
Voyage expenses	(1,622)	(4,372)
Charterhire	(4,399)	(35,169)
Depreciation - owned or finance leased vessels	(88,183)	(87,547)
Depreciation, right-of-use assets	(8,030)	0
Depreciation - right of use assets	(31,240)	(26,972)
Merger transaction related costs	0	(271)
Total operating expenses	(271,626)	(294,235)
Operating income	75,009	4,006
Other (expense) and income, net
Financial expenses	(96,083)	(88,367)
Loss on exchange of Convertible Senior Notes	0	(16,968)
Financial income	5,843	730
Other expenses, net	(13)	(96)
Total other expense, net	(90,253)	(104,701)
Net loss	(15,244)	(100,695)
Attributable to:
Equity holders of the parent	$ (15,244)	$ (100,695)
Loss per share
Basic (in USD per share)	$ (0.32)	$ (3.26)
Diluted (in USD per share)	$ (0.32)	$ (3.26)
Basic weighted average shares outstanding (in shares)	48,109,924	30,891,470
Diluted weighted average shares outstanding (in shares)	48,109,924	30,891,470